FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2022
Schedule Of Contractual Obligations And Commitments
	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$5,611	$5,611	$-	$-
Amounts due to related parties	72	72	-	-
Note payable	5,000	5,000	-	-
Lease liability	2,072	1,039	1,033	-
Total	$12,755	$11,722	$1,033	$-

Schedule Of Foreign Currency Risk
	September 30, 2022		December 31, 2021
	MXN	CDN	MXN	CDN
Cash	$6,064	$392	$3,576	$1,450
Long-term investments	-	1,855	-	4,976
Reclamation bonds	-	4	-	6
Amounts receivable	-	21	-	33
Accounts payable and accrued liabilities	(17,454)	(56)	(57,604)	(211)
Due to related parties	-	(176)	-	(206)
Finance lease obligations	(992)	(110)	(1)	(394)
Net exposure	(12,382)	1,930	(54,029)	5,654
US dollar equivalent	$(609)	$1,409	$(2,363)	$(4,054)

Schedule Of Fair Value On Recurring Basis
	Level 1	Level 2	Level 3
Financial assets
Cash	$10,920	$-	$-
Amounts receivable	-	656	-
Long-term investments	1,353	-	-
Total financial assets	$12,273	$656	$-
Financial liabilities
Warrant liability	-	-	(218)
Total financial liabilities	$-	$-	$(218)